UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21533

Western Asset Inflation Management Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31,

Date of reporting period: January 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET INFLATION MANAGEMENT FUND INC.

FORM N-Q

January 31, 2007

Western Asset Inflation Management Fund Inc.

Schedule of Investments  (unaudited)

January 31, 2007

Face Amount†	Security	Value
U.S. TREASURY INFLATION PROTECTED SECURITIES — 87.0%
	U.S. Treasury Bonds, Inflation Indexed:
16,923,174	3.000% due 7/15/12 (a)	$17,457,320
8,228,700	1.875% due 7/15/13	7,975,091
31,819,976	2.375% due 1/15/25 (a)	31,631,060
6,599,320	2.000% due 1/15/26	6,190,730
4,306,681	2.375% due 1/15/27	4,285,656
1,973,506	3.875% due 4/15/29	2,478,832
	U.S. Treasury Notes, Inflation Indexed:
8,723,912	3.875% due 1/15/09	8,963,139
9,809,245	4.250% due 1/15/10 (a)	10,326,153
9,647,578	0.875% due 4/15/10	9,176,129
6,192,903	2.375% due 4/15/11	6,178,152
7,775,764	2.000% due 1/15/14	7,570,134
29,338,365	1.625% due 1/15/15(b)	27,680,073

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost — $141,944,674)	139,912,469
ASSET-BACKED SECURITIES — 2.8%
Home Equity — 2.8%
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 6.770% due 1/25/34 (c)	757,442
55,776	Countrywide Asset-Backed Certificates, Series 2004-02N, Class N1, 5.000% due 2/25/35 (d)	55,507
73,417	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (d)	4,750
500,000	GSAMP Trust, Series 2004-OPT, Class M3, 6.470% due 11/25/34 (c)	504,100
4,417	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (d)	4,394
1,000,000	Morgan Stanley Asset-Backed Securities Capital I, Series 2004-HE4, Class M2, 6.620% due 5/25/34 (c)	1,000,616
1,000,000	Novastar Home Equity Loan, Series 2004-02, Class M5, 6.820% due 9/25/34 (c)	1,008,179
103,322	Option One Mortgage Loan Trust, Series 2002-04, Class M2, 7.015% due 7/25/32 (c)	103,496
875,000	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.220% due 3/25/34 (c)	883,392
153,444	SACO I Trust, Series 2005-02, Class A, 5.520% due 4/25/35 (c)(d)	153,524
71,380	Sail Net Interest Margin Notes, Series 2004-2A, Class A, 5.500% due 3/27/34 (d)	21,358

	TOTAL ASSET-BACKED SECURITIES (Cost — $4,601,293)	4,496,758
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
120,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.120% due 11/25/45 (c)	120,093
8,303,668	Federal Home Loan Mortgage Corp. (FHLMC), Series 2777, Class PI, PAC, IO, 5.000% due 5/15/24 (h)	445,025
6,734,784	Federal National Mortgage Association (FNMA), Series 339, Class 30, IO, 5.500% due 7/1/18 (c) (h)	1,198,385
314,587	Government National Mortgage Association (GNMA), Series 2003-6, Class PI, PAC, IO, 5.500% due 9/20/28	1,942
518,719	Merit Securities Corp., Series 11PA, Class B2, 6.820% due 9/28/32 (c)(d)	450,362
	Structured Asset Securities Corp.: (h)
155,516	Series 1998-2, Class M1, 6.420% due 2/25/28 (c)	156,092
332,278	Series 1998-3, Class M1, 6.320% due 3/25/28 (c)	332,676

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $2,718,020)	2,704,575

See Notes to Schedule of Investments.

Western Asset Inflation Management Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 3.8%
Capital Markets — 0.7%
1,050,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (d)	$1,110,910
Commercial Banks — 0.4%
550,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (c)(d)	568,785
Consumer Finance — 1.9%
1,500,000	Ford Motor Credit Co., Notes, 6.930% due 1/15/10 (c)	1,491,471
1,500,000	General Motors Acceptance Corp., Notes, 7.569% due 12/1/14 (c)	1,579,722
	Total Consumer Finance	3,071,193
Diversified Financial Services — 0.6%
1,000,000	Residential Capital Corp., Notes, 6.739% due 6/29/07 (c)	1,004,213
Metals & Mining — 0.2%
360,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	367,294
	TOTAL CORPORATE BONDS & NOTES (Cost — $5,650,999)	6,122,395
MORTGAGE-BACKED SECURITIES — 2.4%
FHLMC — 2.0%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
224,733	7.000% due 6/1/17	231,046
2,589,976	8.500% due 9/1/24	2,765,508
196,846	6.500% due 8/1/29	201,811
	TOTAL FHLMC	3,198,365
FNMA — 0.4%
	Federal National Mortgage Association (FNMA):
96,500	5.500% due 1/1/14	96,377
469,819	7.000% due 3/15/15-6/1/32	485,553
	TOTAL FNMA	581,930
	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $3,895,128)	3,780,295
SOVEREIGN BONDS — 1.9%
Argentina — 0.1%
	Republic of Argentina:

75,000	EUR	9.750% due 11/26/03 (e)	29,248
150,000	EUR	8.500% due 7/1/04 (e)	63,858
100,000	EUR	10.250% due 1/26/07 (e)	44,521
225,000	EUR	Medium-Term Notes, 9.000% due 5/24/05 (d)(e)	96,883

	Total Argentina	234,510
Brazil — 0.4%
	Federative Republic of Brazil:
210,000	11.000% due 8/17/40	276,308
275,000	Collective Action Securities, 8.250% due 1/20/34	328,556
	Total Brazil	604,864
Mexico — 0.3%
415,000	United Mexican States, Medium-Term Notes, 6.750% due 9/27/34	441,145
Panama — 0.1%
111,000	Republic of Panama, 9.375% due 4/1/29	145,826
Russia — 1.0%
	Russian Federation:
112,779	8.250% due 3/31/10 (d)	117,431

See Notes to Schedule of Investments.

Western Asset Inflation Management Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
Russia — 1.0% (continued)
175,000	11.000% due 7/24/18 (d)	$249,375
510,000	12.750% due 6/24/28 (d)	912,900
270,000	5.000% due 3/31/30 (d)	300,543
	Total Russia	1,580,249
	TOTAL SOVEREIGN BONDS (Cost — $2,807,851)	3,006,594
Shares
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
7,600	Ford Motor Co., 7.400%	138,016
2,100	Ford Motor Co., 8.000%	40,950
300	Ford Motor Co., Series F, 7.550%	5,445
	TOTAL CONSUMER DISCRETIONARY	184,411
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
1,000	Preferred Plus, Series FRD-1, 8.125%	18,200
6,800	Saturns, Series F 2003-5, 7.400%	133,144
	TOTAL FINANCIALS	151,344
	TOTAL PREFERRED STOCKS (Cost — $304,749)	335,755
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $161,922,714)	160,358,841
Face Amount
SHORT-TERM INVESTMENT — 0.2%
U.S. Government Agency — 0.2%
$400,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (f)(g) (Cost - $392,000)	391,896
	TOTAL INVESTMENTS — 100.0% (Cost — $162,314,714#)	$160,750,737

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.
(b)	All or a portion of this security is held by the counterparty as collateral for reverse repurchase agreements.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Security is currently in default.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	Rate shown represents yield-to-maturity.
(h)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EUR - Euro
IO - Interest Only
PAC - Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Inflation Management Fund Inc. (the “Fund”) was incorporated in Maryland on March 16, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek total return. As a secondary objective, the Fund seeks current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked price as of the close of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal  payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of

Notes to Schedule of Investments (unaudited) (continued)

governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,466,811
Gross unrealized depreciation	(3,030,788)
Net unrealized depreciation	$(1,563,977)

At January 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar Futures	29	6/07	$6,877,133	$6,862,488	$(14,645)
Eurodollar Futures	18	9/07	4,270,590	4,263,525	(7,065)
Eurodollar Futures	26	3/08	6,164,730	6,167,850	3,120
LIBOR Futures	52	9/07	12,007,252	12,003,071	(4,181)
U.S. Treasury 5 Year Notes	40	3/07	4,220,200	4,181,250	(38,950)
Net Unrealized Loss on Open Futures Contracts					$(61,721)

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$ 18,204,674	5.27%	$ 74,668,750

Interest rates on reverse repurchase agreements ranged from 5.24% to 5.31% during the period ended January 31, 2007.

In addition, at January 31, 2007, the Fund had the following open reverse repurchase agreements outstanding:

Face Amount	Security	Value
$12,505,500	Reverse Repurchase Agreement with Greenwich Capital Markets Inc, dated 1/23/07 bearing 5.240% to be repurchased at $12,543,725 on 2/13/07, collateralized by: $12,600,000 (original Face) United States Treasury Inflation Indexed Note, 1.625% due 1/15/15; Market value (Including accrued interest) $12,555,710	$12,505,500

4,000,838	Reverse Repurchase Agreement with Greenwich Capital Markets Inc, dated 1/31/07 bearing 5.240% to be repurchased at $4,008,991 on 2/14/07, collateralized by: $4,026,000 (original Face) United States Treasury Inflation Indexed Note, 1.625% due 1/15/15; Market value (Including accrued interest) $4,011,848	4,000,838

	Total Reverse Repurchase Agreements
	(Proceeds — $16,506,338)	$16,506,338

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Inflation Management Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  March 30, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:  March 30, 2007